As filed with the Securities and Exchange Commission

                               on August 31, 2001

                        Securities Act File No. 333-53300

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

      Pre-Effective Amendment No. /____/ Post-Effective Amendment No. 3 /X/

                      SCUDDER STATE TAX-FREE INCOME SERIES
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               (Address of Principal Executive Offices) (Zip Code)

                                Philip J. Collora
                        Zurich Scudder Investments, Inc.
                            222 South Riverside Plaza
                             Chicago, Illinois 60606
                     (Name and Address of Agent for Service)

                                 (312) 537-7000
                  (Registrant's Area Code and Telephone Number)

                                 with copies to:

     Caroline Pearson, Esq.                      Joseph R. Fleming, Esq.
     Zurich Scudder Investments, Inc.            Dechert
     Two International Place                     Ten Post Office Square - South
     Boston, MA 02110-4103                       Boston, MA  02109-4603

                  Approximate Date of Proposed Public Offering:
      It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).



                      Title of Securities Being Registered:
                  Shares of Beneficial Interest (no par value) of Scudder California Tax-Free Income Fund, a series of the Registrant

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

         This   Post-Effective   Amendment  No.  3  (the  "Amendment")  to  this
Registration Statement on Form N-14 (the "Registration Statement") is being filed solely for the purpose of adding the enclosed exhibit to this Registration Statement. Parts A and B of the Registration Statement are incorporated by reference into this Amendment from the filing with the Securities and Exchange Commission of Parts A and B of the Registration Statement pursuant to Rule 497 on March 23, 2001.

                            PART C. OTHER INFORMATION


Item 15. Indemnification.
-------  ---------------

          Article VIII of the Registrant's Agreement and Declaration of Trust provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with
          Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the trustees' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the trustees who were not interested persons of ZKI or Scudder (the "Independent Trustees") for and against any liability and expenses based upon any action or omission by the Independent Trustees in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Trustees for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Trustees in connection with their consideration of the Transaction.


Item 16. Exhibits.
-------  --------

          (1) (a)(1) Amended and Restated Agreement and Declaration of Trust is incorporated be reference to Post-Effective Amendment No. 22 to the Registration Statement.

               (a)(2) Written Instrument Establishing and Designating Separate Classes of Shares is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

               (a)(3) Amended and Restated Written  Instrument  Establishing and
               Designating Separate Classes of Shares is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement.

          (2) (b)(1) By-laws are incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

          (3)  Inapplicable.

          (4) Form of Agreement and Plan of Reorganization is incorporated by reference to the Registrant's Rule 497 filing filed on March 23, 2001.

          (5)  Inapplicable.

          (6) (d)(1) Investment Management Agreement between the Registrant, on behalf of Kemper California Tax Free Income Fund, and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement.

          (7) (e)(1) Underwriting and Distribution Services Agreement between the Registrant and Kemper Distributors, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement.

               (e)(2) Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

               (e)(3) Addendum to Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

          (8)  Inapplicable.

          (9)  (g)(1)  Custody   Agreement  is   incorporated  by  reference  to
               Post-Effective Amendment No. 23 to the Registration Statement.

               (g)(2) Amendment to Custody Agreement dated March 15, 1999, is incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement.

               (g)(3) Amendment to Custody Agreement dated March 31, 1999, is incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement.

          (10) (m)(1) Rule 12b-1 Plan between the Registrant, on behalf of Kemper California State Tax-Free Income Fund (Class B shares) and Kemper Distributors, Inc., dated August 1, 1998, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.

               (m)(2) Rule 12b-1 Plan between the Registrant, on behalf of Kemper California State Tax-Free Income Fund, (Class C shares) and Kemper Distributors, Inc., dated August 1, 1998, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.

               (m)(3)   Multi-Distribution   System  Plan  is   incorporated  by
               reference to Post-Effective Amendment No. 25 to the Registration Statement.

               (m)(4)    Kemper    Mutual    Funds    Amended    and    Restated
               Multi-Distribution System Plan is incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on January 5, 2001.

          (11) Opinion and Consent of Dechert is incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on January 5, 2001.

          (12) Opinion and Consent of Willkie, Farr & Gallagher supporting the tax matters and consequences to shareholders discussed in the prospectus is filed herewith pursuant to the undertaking made in
               Item 17(3) of the Registration Statement that the final tax opinion be filed as part of a post-effective amendment to the Registration Statement.

          (13) (h)(1)  Agency   Agreement  is   incorporated   by  reference  to
               Post-Effective Amendment No. 22 to the Registration Statement.

               (h)(2)   Supplement  to  Agency   Agreement  is  incorporated  by
               reference to Post-Effective Amendment No. 25 to the Registration Statement.

               (h)(3) Administrative Services Agreement is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

               (h)(4)  Amendment  to   Administrative   Services   Agreement  is
               incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

               (h)(5) Assignment and Assumption Agreement is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

               (h)(6) Fund Accounting Services Agreement between the Registrant, on behalf of Kemper California Tax-Free Income Fund, and Scudder Fund Accounting Corp., dated December 31, 1997, is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement.

          (14) Consents of Independent Auditors are incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on January 5, 2001.

          (15) Inapplicable.

          (16) Powers  of  Attorney  are   incorporated   by  reference  to  the
               Registrant's Registration Statement on Form N-14 filed on January 5, 2001.

          (17) Form of Proxy is incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on January 5, 2001.


Item 17. Undertakings.
-------  ------------

          (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for C-8 350 reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Scudder State Tax-Free Income Series has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 31st day of August, 2001.

                                     SCUDDER STATE TAX-FREE INCOME SERIES



                                     By:  /s/ Mark S. Casady
                                     Title:   President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.



                SIGNATURE                                   TITLE                                    DATE
                ---------                                   -----                                    ----

/s/ Mark S. Casady                                  President and Trustee                       August 31, 2001
---------------------------
Mark S. Casady

/s/ John W. Ballantine     *                               Trustee                              August 31, 2001
---------------------------
John W. Ballantine

/s/ Lewis A. Burnham       *                               Trustee                              August 31, 2001
---------------------------
Lewis A. Burnham

/s/ Linda C. Coughlin      *                               Trustee                              August 31, 2001
---------------------------
Linda C. Coughlin

/s/ Donald L. Dunaway      *                               Trustee                              August 31, 2001
---------------------------
Donald L. Dunaway

/s/ James R. Edgar         *                               Trustee                              August 31, 2001
---------------------------
James R. Edgar

/s/ William F. Glavin      *                               Trustee                              August 31, 2001
---------------------------
William F. Glavin

/s/ Robert B. Hoffman      *                               Trustee                              August 31, 2001
---------------------------
Robert B. Hoffman

/s/ Shirley D. Petterson   *                               Trustee                              August 31, 2001
---------------------------
Shirley D. Petterson

/s/ Fred B. Renwick        *                               Trustee                              August 31, 2001
---------------------------
Fred B. Renwick

/s/ William P. Sommers     *                               Trustee                              August 31, 2001
---------------------------
William P. Sommers

/s/ John G. Weithers       *                               Trustee                              August 31, 2001
---------------------------
John G. Weithers

/s/ John R. Hebble                           Treasurer (Principal Financial and                 August 31, 2001
---------------------------                          Accounting Officer)
John R. Hebble



*By:     /s/ Caroline Pearson                                    August 31, 2001
         --------------------------------------------
         Caroline Pearson, Attorney-in-fact

*Executed pursuant to powers of attorney previously filed with the Securities and Exchange Commission as an exhibit to the Registrant's Registration Statement on Form N-14.

                                                              File No. 333-53300

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-14

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                      SCUDDER STATE TAX-FREE INCOME SERIES

                      SCUDDER STATE TAX-FREE INCOME SERIES

                                  EXHIBIT INDEX

Exhibit 12                 Opinion and Consent of Willkie, Farr & Gallagher